Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Notes Payable
Note 4 - Notes Payable

Note 4 - Notes Payable

Notes payable consisted of the following:

	September 30, 2021	December 31, 2020
Unsecured notes
(a) Notes payable-in default	$1,639,000	$1,699,000
(b) Notes payable issued by BST-in default	310,000	475,000
(c) Note payable-PPP loans	177,000	313,000
(d) Note payable-EID loan	150,000	150,000

Secured notes payable
(e) Notes payable-in default	29,000	128,000
Total notes payable principal outstanding	2,305,000	2,765,000
Debt discount	-	(52,000)
Less current portion of notes payable, net of discount	(1,978,000)	(2,250,000)
Long term notes payable	$327,000	$463,000

(a)

In previous years, the Company issued notes payable in exchange for cash. The notes are unsecured, bear interest at a rate of 8% through 14% per annum and matured starting in fiscal 2011 up to November 2021. As of December 31, 2020, the outstanding balance of these notes payable amounted to $1,699,000 and unamortized debt discount of $52,000.

During the nine months ended September 30, 2021, $60,000 of the notes were paid and the Company amortized the debt discount of $52,000. At September 30, 2021, the outstanding balance of the notes payable was $1,639,000 and deemed in default.

(b)

In fiscal 2018, the Company’s consolidated subsidiary BlockSafe, issued promissory notes in exchange for cash. The notes are unsecured, bearing interest at a rate of 8% per annum, and matured in September 2019. At December 31, 2020, the outstanding balance of the notes payable amounted to $475,000.

During the nine months ended September 30, 2021, $65,000 of the notes were paid, and a note holder agreed to exchange $100,000 of notes payable for 460,829 shares of the Company’s common stock with a fair value of $88,000 (see Note 10). As a result, the Company recognized a gain on extinguishment of debt of $12,000 to account the difference between the note payable settled and fair value of the common stock issued.

At September 30, 2021, the outstanding balance of the notes payable amounted to $310,000 and are deemed in default.

(c)

On April 7, 2020, the Company was granted a loan (the “PPP loan”) of $313,000, pursuant to the Paycheck Protection Program (the “PPP”) under the CARES Act. The PPP loan matures on April 7, 2022, bears interest at a rate of 1% per annum, with the first nine months of interest deferred, is payable monthly commencing on October 2020, and was unsecured and guaranteed by the U.S. Small Business Administration (“SBA”). The loan term may be extended to April 7, 2025, if mutually agreed to by the Company and lender. The PPP loan may be prepaid at any time prior to maturity with no prepayment penalties. Funds from the PPP loan may only be used for qualifying expenses as described in the CARES Act, including qualifying payroll costs, qualifying group health care benefits, qualifying rent and debt obligations, and qualifying utilities. Under the terms of the PPP, certain amounts of the loan may be forgiven if they are used for qualifying expenses. As of December 31, 2020, outstanding balance of the PPP loan amounted to $313,000.

In March 2021, the Company obtained a similar PPP loan of $177,000.

In June 2021, the April 2020 PPP loan of $313,000 was forgiven by the SBA. Pursuant to ASC 470, Debt, the Company recorded a gain of $313,000 to extinguish the PPP loan and accrued interest of $4,000.

As of September 30, 2021, outstanding balance of the PPP loan amounted to $177,000. In November 2021, the March 2021 PPP loan of $177,000 was forgiven by the SBA.

(d)

On May 15, 2020, the Company received a $150,000 loan (the “EID Loan”) from the SBA under the SBA’s Economic Injury Disaster Loan program. The EID Loan has a thirty-year term and bears interest at a rate of 3.75% per annum. Monthly principal and interest payments of $0.7 per month are deferred for twelve months and commenced in June 2021. The EID Loan may be prepaid at any time prior to maturity with no prepayment penalties. The proceeds from the EID Loan must be used for working capital. The EID Loan contains customary events of default and other provisions customary for a loan of this type.

Outstanding balance of note payable as of September 30, 2021 and December 31, 2020 amounted to $150,000, respectively. The Company was in compliance with the terms of the EID loan as of September 30, 2021. The Company was in compliance with the terms of the EID loan as of September 30, 2021.

(e)

In fiscal 2019 and 2020, the Company issued notes payable aggregating $468,000. The notes bear interest at a rate starting from 8% to 148% per annum, each agreement secured by substantially all of the assets of the Company, maturing between March 2020 and July 2021. The Company also made principal payments of $319,000, and one secured note of $21,000 was extinguished as part of a debt settlement obligation transaction. At December 31, 2020, the outstanding balance of the secured note agreements was $128,000.

During the nine months ended September 30, 2021, the Company made principal payments of $99,000.

At September 30, 2021, the outstanding balance of the secured notes payable was $29,000 and is deemed in default. The Company and the note holder are in negotiations to extend the due date of the note.

Note 5 - Notes Payable

Notes payable consisted of the following:

	December 31, 2020	December 31, 2019
Unsecured notes
(a) Notes payable- $1,639,000 in default	$1,699,000	$1,639,000
(b) Notes payable issued by BST-in default	475,000	475,000
(c) Note payable-PPP loan	313,000	-
(d) Note payable-EID loan	150,000	-

Secured notes payable
(e) Notes payable - $32,000 in default at December 31, 2020	128,000	272,000
Total notes payable principal outstanding	2,765,000	2,386,000
Debt discount	(52,000)	-
Less current portion of notes payable, net of discount	(2,250,000)	(2,238,000)
Long term notes payable	$463,000	$148,000
(a)

In previous years, the Company issued notes payable in exchange for cash. The notes are unsecured, bears interest at a rate of 8% through 14% per annum and matured starting in fiscal 2011 up to July 2017. As of December 31, 2019 and 2018, the outstanding balance of these notes payable amounted to $1,639,000.

During the year ended December 31, 2020, the Company issued a note payable of $60,000 in exchange for cash. The note is unsecured, bears interest at a rate of 12% per annum and will mature in November 2021. As part of the issuance, the Company granted the noteholder warrants to purchase 26,666,666 shares of the Company’s common stock (see Note 12). The warrants are fully vested, exercisable at $0.005 per share and will expire in five years. The Company determined the relative fair value of the warrants to be $60,000, using the BlackScholes option pricing model and was recorded as debt discount to be amortized over the term of the related note.

At December 31, 2020, the outstanding balance of the notes payable was $1,699,000 and unamortized debt discount of $52,000. As of December 31, 2020, total notes payable of $1,639,000 are past due and deemed in default.

(b)

In fiscal 2018, the Company’s consolidated subsidiary BlockSafe, issued promissory notes in exchange for cash. The notes are unsecured, bearing interest at a rate of 8% per annum, and matured in September 2019. As of December 31, 2018, outstanding balance of the notes payable amounted to $775,000 and unamortized debt discount of $196,000.

 During the year ended December 31, 2019, the Company amortized the entire debt discount of $196,000, $5,000 of the notes were paid, and note holders agreed to exchange $296,000 of notes payable into a financing obligation (see Note 7). At December 31, 2019, the balance of the unsecured promissory notes was $475,000.

At December 31, 2020, the outstanding balance of the notes payable amounted to $475,000 and are currently in default.

(c)

On April 7, 2020, the Company was granted a loan (the “PPP loan”) from Chase Bank in the aggregate amount of $313,000, pursuant to the Paycheck Protection Program (the “PPP”) under the CARES Act. The PPP matures on April 7, 2022, bears interest at a rate of 1% per annum, with the first six months of interest deferred, is payable monthly commencing on October 2020, and is unsecured and guaranteed by the U.S. Small Business Administration (“SBA”). The loan term may be extended to April 7, 2025, if mutually agreed to by the Company and lender. The Company applied ASC 470, Debt, to account for the PPP loan. The PPP loan may be prepaid at any time prior to maturity with no prepayment penalties. Funds from the PPP loan may only be used for qualifying expenses as described in the CARES Act, including qualifying payroll costs, qualifying group health care benefits, qualifying rent and debt obligations, and qualifying utilities. The Company used the loan amount for qualifying expenses. Under the terms of the PPP, certain amounts of the loan may be forgiven if they are used for qualifying expenses. The Company intends to apply for forgiveness of the PPP loan with respect to these qualifying expenses, however, the Company cannot assure that such forgiveness of any portion of the PPP loan will occur. As for the potential loan forgiveness, once the PPP loan is, in part or wholly, forgiven and a legal release is received, the liability would be reduced by the amount forgiven and a gain on extinguishment would be recorded. The terms of the PPP loan provide for customary events of default including, among other things, payment defaults, breach of representations and warranties, and insolvency events. The Company was in compliance with the terms of the PPP loan as of December 31, 2020.

(d)

On May 15, 2020, the Company received a $150,000 loan (the “EID Loan”) from the SBA under the SBA’s Economic Injury Disaster Loan program. The EID Loan has a thirty-year term and bears interest at a rate of 3.75% per annum. Monthly principal and interest payments of $0.7 per month are deferred for twelve months and commence in May 2021. The EID Loan may be prepaid at any time prior to maturity with no prepayment penalties. The proceeds from the EID Loan must be used for working capital. The EID Loan contains customary events of default and other provisions customary for a loan of this type. The Company was in compliance with the terms of the EID loan as of December 31, 2020.

(e)	During the year ended December 31, 2019, the Company issued notes payable aggregating $316,000. The notes bears interest at a rate starting from 31.8% to 148% per annum, each agreement secured by substantially all of the assets of the Company, and maturing between March 2020 and April 2021. The Company also made principal payments of $44,000, and at December 31, 2019, the outstanding balance of the secured note agreements was $272,000.

During the year ended December 31, 2020, the Company issued notes payable aggregating $152,000. The notes bear interest rate starting at 8% to 39% per annum, each agreement is secured by substantially all of the assets of the Company, and the notes mature through July 2021. In addition, the Company made principal payments of $275,000, and one secured note of $21,000 was extinguished as part of a debt settlement obligation transaction (see Note 9).

At December 31, 2020, the outstanding balance of the secured notes payable was $128,000. One note for $32,000 was due in July 2020 and was not repaid in full when due. The Company and the note holders are in negotiations to extend the due date of the note.